Employment - Summary of Employment Costs (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of employment expenses [line items]
Share-based payment expense (note 8)	[1]	$ 110	$ 96	$ 83
Total retirement benefits expense (note 28)		381	359	341
Finance costs (net) - applicable to retirement benefit obligations (note 9)		(10)	(11)	(15)
Continuing operations [member]
Disclosure of employment expenses [line items]
Wages and salaries		4,873	4,573	4,604
Social welfare costs		495	461	473
Redundancy, healthcare and other employment benefit costs		656	723	653
Share-based payment expense (note 8)		110	96	83
Total retirement benefits expense (note 28)		381	359	341
Total	[2],[3]	6,515	6,212	6,154
Cost of sales		4,089	3,871	3,880
Operating costs		2,416	2,330	2,259
Finance costs (net) - applicable to retirement benefit obligations (note 9)		10	11	15
Total		$ 6,515	$ 6,212	6,154
Continuing and Discontinued operations [member]
Disclosure of employment expenses [line items]
Wages and salaries				4,988
Social welfare costs				544
Redundancy, healthcare and other employment benefit costs				676
Share-based payment expense (note 8)				86
Total retirement benefits expense (note 28)				369
Total				$ 6,663

[1]	The total share-based payment expense in 2019, including discontinued operations, amounted to $86 million.
[2]	Directors’ emoluments (which are included in administrative expenses in note 4) are presented in note 32.
[3]	Employment costs in 2019, including discontinued operations, are analysed as follows: